Share Capital and Premium	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital and Premium
SHARE CAPITAL AND PREMIUM

	US Dollars
Figures in millions	2017	2016	2015

Share capital
Authorised
600,000,000 ordinary shares of 25 SA cents each	23	23	23
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
5,000,000 B redeemable preference shares of 1 SA cent each	—	—	—
30,000,000 C redeemable preference shares of no par value	—	—	—
	23	23	23
Issued and fully paid
410,054,615 (2016: 408,223,760; 2015: 405,265,315) ordinary shares of 25 SA cents each	16	16	16
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
778,896 B redeemable preference shares of 1 SA cent each	—	—	—
	16	16	16
Treasury shares held within the group:
2,778,896 A and B redeemable preference shares	—	—	—
	16	16	16
Share premium
Balance at beginning of year	7,145	7,103	7,078
Ordinary shares issued	26	42	25
	7,171	7,145	7,103
Less: held within the group
Redeemable preference shares	(53)	(53)	(53)
Balance at end of year	7,118	7,092	7,050
Share capital and premium	7,134	7,108	7,066

The rights and restrictions applicable to the A and B redeemable preference shares were unchanged during 2017. The C redeemable preference shares have no par value but have the same rights as the B preference shares except that the C preference shares rank after the B preference shares (but prior to the A preference shares) as regards the payment of dividends, redemption proceeds and payment on winding up of the company.